STOCKHOLDERS’ EQUITY	3 Months Ended
Mar. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY	STOCKHOLDERS’ EQUITY
Common Stock
As of March 31, 2023, the Company was authorized to issue 600.0 million total shares of capital stock, consisting of 300.0 million shares of common stock and 300.0 million shares of preferred stock. As of March 31, 2023 and December 31, 2022, there were 94.9 million shares of common stock outstanding and no shares of preferred stock outstanding.
Stock-Based Compensation
The Company’s primary stock-based compensation plan is the 2021 Omnibus Incentive Compensation Plan (“the Plan”), under which to date, share options and two different types of restricted stock units (“RSUs”) have been issued. The purpose of the Plan is to benefit and advance the interests of Dole by attracting, retaining and motivating participants and to compensate participants for contributions to the success of the Company. Upon exercise of share options or vesting of RSUs, new shares are issued from existing authorization. A total of 7.4 million shares of the Company’s common stock were initially reserved for issuance pursuant to the Omnibus Plan. Upon the exercise of any option or vesting of any RSU, the related award is cancelled to the extent of the number of shares exercised or vested, and that number of shares is no longer available under the Plan. If any part of the award terminates without delivery of the related shares, the extent of the award will then be available for future grant under the Plan. As of March 31, 2023, there were 5.7 million shares available for future grant under the Plan and 1.7 million shares available for future issue under awards granted.
In the three months ended March 31, 2023, additional RSU awards were issued under the Plan that vest over a three year service period, and additional RSU awards were issued under the Plan that vest over three years if certain market conditions are met. Compensation expense under the awards that include a market condition is determined based on the grant date fair value of the award calculated using a Monte Carlo simulation approach.
For the three months ended March 31, 2023 and March 31, 2022, total stock-based compensation expense related to the Plan was $1.3 million and $0.6 million, respectively. Stock-based compensation expense related to the Plan is recorded in selling, marketing, general and administrative expenses in the condensed consolidated statements of operations. The total unrecognized compensation cost related to the unvested awards as of March 31, 2023 was $13.1 million.
Dividends Declared
The following table summarizes dividends per share declared for the three months ended March 31, 2023 and March 31, 2022:

Date Declared	Amount (per share)

(U.S. Dollars)
3/6/2023	$0.08
3/14/2022	$0.08
The following table summarizes total dividends declared for the three months ended March 31, 2023 and March 31, 2022:

	Three Months Ended
	March 31, 2023	March 31, 2022

	(U.S. Dollars in thousands)
Dividends	$(7,690)	$(7,607)
In January of 2023, Dole paid a cash dividend of $0.08 per share, totaling $7.6 million, to shareholders for the third quarter dividend declared on November 16, 2022. In January of 2022, Dole paid a cash dividend of $0.08 per share, totaling $7.6 million, to shareholders for the third quarter dividend declared on December 2, 2021.
Dole’s ability to declare and pay dividends is subject to limitations contained in its various debt agreements. As of March 31, 2023, Dole had $211.6 million available to declare or pay a dividend.
See Note 20 “Subsequent Events” for additional detail on dividends declared and paid.
Accumulated Other Comprehensive Loss
Dole’s accumulated other comprehensive loss primarily consists of unrealized foreign currency translation gains and losses, unrealized derivative gains and losses and pension and postretirement obligation adjustments. A rollforward of the changes in accumulated other comprehensive loss, disaggregated by component, was as follows for the three months ended March 31, 2023 and March 31, 2022:

	Changes in Accumulated Other Comprehensive Loss by Component
	Fair Value of Derivatives	Pension & Other Postretirement Benefits	Foreign Currency Translation	Total

	(U.S. Dollars in thousands)
Balance as of December 31, 2021	$8,631	$(59,822)	$(74,728)	$(125,919)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of income taxes	24,479	—	(5,889)	18,590
Amounts reclassified from accumulated other comprehensive loss	949	—	5,445	6,394
Tax reclassified from accumulated other comprehensive loss	(230)	—	203	(27)
Net other comprehensive income (loss) attributable to Dole plc	25,198	—	(241)	24,957
Balance as of March 31, 2022	$33,829	$(59,822)	$(74,969)	$(100,962)

Balance as of December 31, 2022	$40,417	$(36,938)	$(107,612)	$(104,133)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of income taxes	(13,681)	—	9,604	(4,077)
Amounts reclassified from accumulated other comprehensive loss	12,890	—	—	12,890
Tax reclassified from accumulated other comprehensive loss	(5,591)	—	—	(5,591)
Net other comprehensive income (loss) attributable to Dole plc	(6,382)	—	9,604	3,222
Balance as of March 31, 2023	$34,035	$(36,938)	$(98,008)	$(100,911)
For the three months ended March 31, 2023, amounts reclassified out of accumulated other comprehensive loss include the following:
•The reclassification of net losses of $12.9 million related to the fair value of cash flow hedges, of which $10.9 million was reclassified to interest expense and $2.0 million was reclassified to cost of sales.
For the three months ended March 31, 2022, amounts reclassified out of accumulated other comprehensive loss include the following:
•The reclassification of net losses of $0.9 million related to the fair value of cash flow hedges, of which $2.1 million was reclassified to interest expense, offset by a $1.2 million gain reclassified to cost of sales.
•The reclassification of net losses of $5.4 million related to foreign currency translation to other income, net.